Chapter 11 - Narrative (Details) - USD ($) $ in Millions	Feb. 28, 2022	Oct. 27, 2021	Feb. 10, 2021	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Total debt			$ 6,200	$ 982	$ 951	$ 5,545	$ 5,545
Rights Offering Percentage			12.50%
Backstop parties, equity commitment premium percentage			4.25%
Backstop parties, commitment premium			7.50%
Backstop Parties, Commitment Premium		20.00%	7.50%
Allowed Credit Agreement Claim
Reorganization, Chapter 11 [Line Items]
Total debt			$ 683
New First Lien Facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity			300
New First Lien Term Loan
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity			175
New First Lien Revolving Credit Facility
Reorganization, Chapter 11 [Line Items]
Maximum borrowing capacity			$ 125
Hermen Convertible Bond | Convertible Debt
Reorganization, Chapter 11 [Line Items]
Debt Instrument, Face Amount	$ 50
Conversion rate	5.00%
Reorganized Seadrill | Maximum
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent			83.00%
Reorganized Seadrill | Minimum
Reorganization, Chapter 11 [Line Items]
Noncontrolling interest, ownership percentage by parent			16.75%